Bunker Hill Mine and Mining Interests (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
		Mar. 03, 2022	Jan. 07, 2022	Nov. 20, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Advance payment					$ 280,466		$ 1,157,059
Number shares issued of common shares	[1]							6,168,069
Contract purchase price							7,700,000
Payments for deposits					19,000,000
Credit by seller for prior maintenance payments							300,000
Land purchase		$ 202,000				$ 202,000	202,000
Net present value of water treatment cost recovery liability assumed							$ 6,402,425
C And E Tree Farm L L C [Member] | Through February Two Thousand Twenty Six [Member]
Reserve Quantities [Line Items]
Monthly payments					10,000
C And E Tree Farm L L C [Member] | Through March One Two Thousand Twenty Six [Member]
Reserve Quantities [Line Items]
Option to purchase land					$ 3,129,500
Common Stock [Member]
Reserve Quantities [Line Items]
Number shares issued of common shares	[1]							20
Amended Agreement [Member], Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Purchases price consideration				$ 7,700,000
Payable in cash				5,700,000
Remaining payments purchase assets				300,000
Consideration shares				2,000,000
Advance payment				2,000,000
Amended Agreement [Member], Placer Mining Corp [Member] | Minimum [Member]
Reserve Quantities [Line Items]
Payable in cash				3,400,000
Number shares issued of common shares				2,000,000
EPA Settlement Agreement[Member], Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payable in cash			$ 5,400,000
EPA cost recovery payable - short-term				11,000,000
Contract purchase price			7,700,000
Payments for deposits			2,000,000
Credit by seller for prior maintenance payments			300,000
Net present value of water treatment cost recovery liability assumed			6,402,425
Capitalized legal and closing costs			444,785
Mine at time of purchase			14,247,210
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Payable in cash				$ 2,000,000
Acquisition costs								260,463
Prepaid mine deposit and acquisition costs								$ 2,260,463
Environmental Protection Agency Agreement [Member]
Reserve Quantities [Line Items]
Payable in cash			5,400,000
Payments purchase asset			3,400,000
Incremental Liabilities			8,000,000
Environmental Protection Agency Agreement [Member] | Common Stock [Member]
Reserve Quantities [Line Items]
Remaining payments purchase assets			$ 2,000,000

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)